Basis for the Preparation of Consolidated Financial Statements	6 Months Ended
Jun. 30, 2025
Disclosure of Basis of Preparation [Abstract]
Basis for the Preparation of Consolidated Financial Statements
2.	Basis for the Preparation of Condensed Consolidated Interim Financial Statements

A.	Basis of accounting
These condensed consolidated interim financial statements of the Group have been prepared in accordance with IAS 34
Interim Financial Reporting
and should be read in conjunction with the Group´s last annual consolidated financial statements as at and for the year ended December 31, 2024. Selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in financial position and performance of the Company since the last annual consolidated financial statements as at and for the year ended December 31, 2024. These condensed consolidated interim financial statements do not include all the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards (IFRS Accounting Standards) issued by International Accounting Standards Board (IASB).
These condensed consolidated interim financial statements were approved for issuance by the Board of Directors on October 10, 2025.

B.	Basis of measurement
The condensed consolidated interim financial statements have been prepared on the historical cost principle, based on the accounting records maintained by the Group, except for the derivative financial instruments, other investments and investment properties which have been measured at fair value.

C.	Functional and presentation currency
These condensed consolidated interim financial statements are presented in Soles (S/), which is the Company´s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The functional currency of the subsidiaries domiciled in Peru is S/ (Soles), the subsidiaries in Colombia is COP (Colombian Pesos) and the subsidiaries domiciled in Mexico is MXN (Mexican Pesos).